Basis of Presentation of the Consolidated Financial Statements - (Table)	12 Months Ended
Dec. 31, 2019
Statement Of Compliance And Basis Of Presentation [Abstract]
Schedule of operating lease commitment to lease liabilities

MUS$
Minimum future payments of operating leases as of 12-31-2018	97,657
Effect of the discount at the incremental borrowing rate	(20,853)
Minimum payments for short-term leases, at the transition date	(4,978)
Lease liabilities	71,826

Schedule of entities in which the Group has the ability to exercise control

			Functional	% Ownership as of 12-31-2019		% Ownership as of 12-31-2018
Taxpayer ID No.	Company	Country	Currency	Direct	Indirect	Total	Direct	Indirect	Total

Foreign	Enel Distribución Río S.A.	Brazil	Real	—	99.73%	99.73%	—	99.73%	99.73%
Foreign	EGP Cachoeira Dourada S.A.	Brazil	Real	—	99.75%	99.75%	—	99.75%	99.75%
Foreign	Enel Generación Fortaleza S.A.	Brazil	Real	—	100.00%	100.00%	—	100.00%	100.00%
Foreign	Enel Cien S.A.	Brazil	Real	—	100.00%	100.00%	—	100.00%	100.00%
Foreign	Enel Distribución Ceará S.A.	Brazil	Real	—	74.05%	74.05%	—	74.05%	74.05%
Foreign	Enel Brasil S.A.	Brazil	Real	100.00%	—	100.00%	100.00%	—	100.00%
Foreign	Enel X Brasil S.A.	Brazil	Real	—	100.00%	100.00%	—	100.00%	100.00%
Foreign	Enel Distribución Goias S.A.	Brazil	Real	—	99.93%	99.93%	—	99.93%	99.93%
Foreign	Enel Distribución Sao Paulo S.A.	Brazil	Real	—	100.00%	100.00%	—	95.88%	95.88%
Foreign	Enel Green Power Proyectos I (Volta Grande)	Brazil	Real	—	100.00%	100.00%	—	100.00%	100.00%
Foreign	Ingendesa do Brasil Ltda.	Brazil	Real	—	—	—	1.00%	—	1.00%
Foreign	Enel Brasil Investimento Sudeste S.A.	Brazil	Real	—	—	—	—	100.00%	100.00%
Foreign	Central Generadora Fotovoltaica Sao Francisco Ltda.	Brazil	Real	—	100.00%	100.00%	—	100.00%	100.00%
Foreign	Enel Tecnología de Redes S.A.	Brazil	Real	—	100.00%	100.00%	—	—	—
Foreign	Enel Trading Brasil S.A.	Brazil	Real	—	100.00%	100.00%	—	—	—
Foreign	Nuxer Trading S.A.	Uruguay	American Dollar	—	100.00%	100.00%	—	100.00%	100.00%
Foreign	Central Dock Sud S.A.	Argentina	Argentine Peso	—	70.24%	70.24%	—	70.24%	70.24%
Foreign	Compañía de Transmisión del Mercosur S.A.	Argentina	Argentine Peso	—	100.00%	100.00%	—	100.00%	100.00%
Foreign	Distrilec Inversora S.A.	Argentina	Argentine Peso	51.50%	—	51.50%	51.50%	—	51.50%
Foreign	Empresa Distribuidora Sur S.A.	Argentina	Argentine Peso	—	99.45%	99.45%	—	99.45%	99.45%
Foreign	Enel Argentina S.A.	Argentina	Argentine Peso	99.92%	—	99.92%	99.92%	—	99.92%
Foreign	Enel Trading Argentina S.R.L.	Argentina	Argentine Peso	55.00%	45.00%	100.00%	55.00%	45.00%	100.00%
Foreign	Enel Generación Costanera S.A.	Argentina	Argentine Peso	—	75.68%	75.68%	—	75.68%	75.68%
Foreign	Enel Generación El Chocón S.A.	Argentina	Argentine Peso	—	67.67%	67.67%	—	67.67%	67.67%
Foreign	Hidroinvest S.A.	Argentina	Argentine Peso	41.94%	54.76%	96.70%	41.94%	54.76%	96.70%
Foreign	Inversora Dock Sud S.A.	Argentina	Argentine Peso	57.14%	—	57.14%	57.14%	—	57.14%
Foreign	Transportadora de Energía S.A.	Argentina	Argentine Peso	—	100.00%	100.00%	—	100.00%	100.00%
Foreign	Compañía Distribuidora y Comercializadora de Energía S.A.	Colombia	Colombian Peso	48.30%	—	48.30%	48.30%	—	48.30%
Foreign	Emgesa S.A. E.S.P.	Colombia	Colombian Peso	48.48%	—	48.48%	48.48%	—	48.48%
Foreign	Inversora Codensa S.A.S.	Colombia	Colombian Peso	—	100.00%	100.00%	—	100.00%	100.00%
Foreign	Sociedad Portuaria Central Cartagena S.A.	Colombia	Colombian Peso	—	99.99%	99.99%	—	99.85%	99.85%
Foreign	Enel X Colombia S.A.S	Colombia	Colombian Peso	—	100.00%	100.00%	—	100.00%	100.00%
Foreign	Enel Perú S.A.C.	Perú	Peruvian Soles	100.00%	—	100.00%	100.00%	—	100.00%
Foreign	Chinango S.A.C.	Perú	Peruvian Soles	—	80.00%	80.00%	—	80.00%	80.00%
Foreign	Enel Generación Perú S.A.	Perú	Peruvian Soles	—	83.60%	83.60%	—	83.60%	83.60%
Foreign	Enel Distribución Perú S.A.	Perú	Peruvian Soles	—	83.15%	83.15%	—	83.15%	83.15%
Foreign	Enel Generación Piura S.A.	Perú	Peruvian Soles	—	96.50%	96.50%	—	96.50%	96.50%
Foreign	Enel X Perú S.A.C.	Perú	Peruvian Soles	—	99.99%	99.99%	—	—	—
Foreign	Compañía Energética Veracruz S.A.C.	Perú	Peruvian Soles	—	100.00%	100.00%	—	100.00%	100.00%

Schedule of companies that qualify as associates

		Functional	% Ownership as of 12-31-2019			% Ownership as of 12-31-2018
Taxpayer ID No.	Company	Currency	Direct	Indirect	Total	Direct	Indirect	Total
Foreign	Sacme S.A.	Argentine peso	—	50.00%	50.00%	—	50.00%	50.00%
Foreign	Yacylec S.A.	Argentine peso	33.33%	—	33.33%	22.22%	—	22.22%
Foreign	Central Termica Manuel Belgrano	Argentine peso	—	25.60%	25.60%	—	25.60%	25.60%
Foreign	Central Térmica San Martin	Argentine peso	—	25.60%	25.60%	—	25.60%	25.60%
Foreign	Central Vuelta Obligado S.A.	Argentine peso	—	40.90%	40.90%	—	40.90%	40.90%